BANK FINANCING ACTIVITIES (Details) - USD ($)	9 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Debt Instrument [Line Items]
Term Loan Note payable	$ 2,445,238
Accumulated amortization of debt issuance costs	1,548
debt issuance costs, net of accumulated amortization	(24,454)
Long-term Debt, net of current portion of debt issuance costs	$ 2,053,070	$ 0
Main Street Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment	monthly
Debt Instrument, Periodic Payment	$ 30,952
Debt Instrument, Interest Rate, Stated Percentage	150.00%
Debt Instrument, Maturity Date	Oct. 15, 2028